Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Acquisition
Acquisitions
ENGlobal Engineering & Construction
On August 30, 2013, Furmanite America, Inc. (“Furmanite America”), a wholly owned subsidiary of the Company, completed the acquisition of certain assets and the assumption of certain liabilities, all of which relate to operations in the Americas, of the Engineering and Construction segment of ENGlobal Corporation (“ENGlobal”) for a total consideration of approximately $18.8 million. In conjunction with the closing of the transaction, the Company’s FTS division was formed. Assets purchased and liabilities assumed by Furmanite America include working capital assets and liabilities, property and equipment, intangible assets, and lease obligations. The purchase was made pursuant to an Asset Purchase Agreement (“APA”) dated July 15, 2013, with an amendment to the APA reducing the purchase price for the changes in the estimated net working capital balance and $0.5 million, and finalizing the terms and conditions of the transaction. On August 30, 2013, Furmanite America made a cash payment of approximately $15.8 million for the estimated acquired net working capital, net of reserves (the “Estimated Working Capital Payment”). In addition, Furmanite America entered into a four year 4% interest per annum promissory note with ENGlobal in the principal amount of $3.0 million. In connection with the acquisition, the Company borrowed $20.0 million on its existing revolving credit facility, principally to fund the purchase of the acquired working capital, with the remaining funds to be available to cover any transitional short-term cash flow needs. The Estimated Working Capital Payment is subject to adjustment, which was initially to be determined within 90 days from the close of the transaction, for any changes based upon the final balance sheet. However, under mutual agreement by the parties, the determination date has been extended and remains pending as of December 31, 2014.

The following amounts represent the determination of the fair value of the assets acquired and liabilities assumed (in thousands):

Fair value of net assets acquired
Accounts receivable [1]	$20,852
Prepayments and other current assets	562
Property and equipment	2,226
Intangible assets [2]	1,282
Goodwill [3]	249
Deferred tax assets	1,318
Accounts payable	(161)
Accrued expenses and other current liabilities	(9,661)
Other non-current liabilities	(218)
Fair value of net assets acquired	16,449
Estimated receivable for working capital adjustment	2,341
Total purchase consideration	$18,790

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[1]	Accounts receivable amount is net of an estimate of a reserve for doubtful accounts.

[2]	Intangible assets are comprised of customer contracts.

[3]	Goodwill, which is attributable to discontinued operations, consists of intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

FTS was previously reported as a component of the Company’s Engineering & Project Solutions operating segment. As discussed in Note 1, the Company’s consolidated financial statements have been retrospectively reclassified to report the operating results, assets, liabilities and cash flows attributable to FTS as discontinued operations. For additional information, including the revenues and operating results of FTS from the time of its acquisition, refer to Note 2.

Houston Service Center

On June 29, 2012, Furmanite America entered into and consummated an Asset Purchase Agreement to acquire certain assets, including inventory, equipment and intangible assets, all of which relate to operations in the Americas, of the Houston Service Center (“HSC”) of MCC Holdings, Inc., a wholly owned subsidiary of Crane Energy Flow Solutions, for total cash consideration of $9.3 million. HSC provides valve and actuator repair, maintenance and testing services to customers in the refining, petrochemical and power industries. In connection with the acquisition, the Company borrowed an additional $9.3 million from its existing revolving credit facility.
The following amounts represent the determination of the fair value of the assets acquired and liabilities assumed (in thousands):

Fair value of net assets acquired
Inventory	$680
Property and equipment	2,799
Goodwill [1]	900
Intangible assets [2]	4,924
Accrued expenses	(41)
Fair value of net assets acquired	$9,262
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1	Goodwill, which relates to the Technical Services, consists of intangible assets that do not qualify for separate recognition and is not deductible for tax purposes.

2	Intangible assets are primarily comprised of backlog, customer contracts, favorable lease terms and non-compete arrangements.

The FTS and HSC acquisitions were not material to the Company’s financial position or results of operations, therefore, neither FTS’s nor HSC’s pro forma results would have had material impact on the Company’s results had the acquisition occurred at the beginning of the previous year.